Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,938,788	$ 6,510,140	$ 155,427
Accounts receivable	100,000	0	109,868
Due from related parties		286	5,400
Prepaid expenses and other current assets	372,061	270,648	39,693
Total current assets	5,410,849	6,781,074	310,388
Restricted cash	50,000	50,000	25,000
Property and equipment, net	216,380	234,167	178,290
Right of use asset	410,238	320,373	0
Security deposit	43,200	32,200	32,200
Total assets	6,130,667	7,417,814	545,878
Current liabilities:
Accounts payable	1,425,729	416,941	97,616
Accrued expenses and other current liabilities	906,777	506,611	106,810
Deferred revenue		0	28,949
Lease liability—current	191,400	121,552	0
Total current liabilities	2,523,906	1,045,104	233,375
Note payable		0	160,588
Derivative warrant liabilities	831,939
Lease liability—noncurrent	221,879	201,504	0
Total liabilities	3,577,724	1,246,608	393,963
Commitments and contingencies (Note 16)
Convertible preferred stock (Note 9)		20,857,453
Stockholders' equity (deficit):
Capital units		0	10,681,040
Common stock, $0.0001 par value; 150,000,000 shares authorized; 15,937,185 and 308,443 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	1,594	31	0
Additional paid-in capital	27,070,815	2,213,547	918,922
Accumulated deficit	(28,864,488)	(16,899,825)	(11,448,047)
Total stockholders' deficit	(1,792,079)	(14,686,247)	151,915
Total liabilities, convertible preferred stock and stockholders' deficit	6,130,667	7,417,814	545,878
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock (Note 9)	$ 4,345,022
Convertible Preferred Stock
Current liabilities:
Convertible preferred stock (Note 9)		$ 20,857,453	$ 20,857,453